Cover	Feb. 17, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 17, 2022
Entity Registrant Name	Hillman Solutions Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39609
Entity Tax Identification Number	85-2096734
Entity Address, Postal Zip Code	5231
Entity Address, State or Province	OH
Entity Address, City or Town	Cincinnati
Written Communications	false
Soliciting Material	false
Entity Address, Address Line One	10590 Hamilton Avenue
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001822492
Amendment Flag	false
City Area Code	513
Local Phone Number	851-4900